SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 15	☒

(Check appropriate box or boxes.)

RiverNorth Funds

(Exact Name of Registrant as Specified in Charter)

325 N. LaSalle Street

Suite 645

Chicago, IL 60654

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 832-1440

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL 60654

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒On JULY 12, 2012 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On [date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 25, 2012 (“PEA No. 12”), to July 12, 2012.

Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus – incorporated herein by reference to PEA No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 25, 2012, Edgar Accession No. 0001193125-12-182281.

Statement of Additional Information – incorporated herein by reference to PEA No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 25, 2012, Edgar Accession No. 0001193125-12-182281.

Part C – incorporated herein by reference to PEA No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 25, 2012, Edgar Accession No. 0001193125-12-182281.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 6th day of July, 2012.

RiverNorth Funds

By:	s/ JoAnn M. Strasser
JoAnn M. Strasser Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Patrick W. Galley*	President (Principal Executive Officer), & Trustee	July 6, 2012

Jonathan M. Mohrhardt*	Treasurer (Principal Financial and Accounting Officer)	July 6, 2012

Kevin Hinton*	Trustee	July 6, 2012

James G. Kelley*	Trustee	July 6, 2012

John S. Oakes*	Trustee	July 6, 2012

*By: s/ JoAnn M. Strasser JoAnn M. Strasser Attorney-in-Fact July 6, 2012